Allowance for credit losses	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for credit losses	Allowance for credit losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses as at December 31, 2025, December 31, 2024 and December 31, 2023 comprises:

	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$35,664	$31,533	$20,562
Amounts used during the year	(20,956)	(24,887)	(13,358)
Amounts provided during the year	25,104	28,417	24,550
Foreign exchange	2,507	601	(221)
Closing provision	$42,319	$35,664	$31,533